Summary of Significant Accounting Policies and Disclosures (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Basis of Presentation

(a)Basis of Presentation

The accompanying financial information is unaudited and reflects all adjustments, consisting solely of normal recurring adjustments, which, in the opinion of management, are necessary for a fair statement of financial position and results of operations for the years presented. The financial information does not include all disclosures required under United States Generally Accepted Accounting Principles (“US GAAP”) for annual financial statements. These interim unaudited consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements as of December 31, 2019 filed with the Securities and Exchange Commission on April 2, 2020 in the Company’s Annual Report on Form 20-F.

Adoption of new accounting standards

On January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU amends the accounting for credit losses on available-for-sale debt securities, purchased financial assets with credit deterioration and clarifies that impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. In addition, these amendments require the measurement of all expected credit losses for financial assets, including trade accounts receivable, held at the reporting date based on historical experience, current conditions, and current expectations of future economic conditions based on reasonable and supportable forecasts.  Upon adoption and as of June 30, 2020, this new guidance did not have a material impact on the Company’s interim unaudited consolidated financial statements, as the majority of its Accounts Receivable, net relates to receivables arising from operating leases and are scoped out of the new standard.

In March 2020, the FASB issued ASU 2020-4, “Reference Rate Reform (Topic 848)” (“ASU 2020-4”), which provides optional guidance intended to ease the potential burden in accounting for the expected discontinuation of LIBOR as a reference rate in the financial markets. The guidance can be applied to modifications made to certain contracts to replace LIBOR with a new reference rate. The guidance, if elected, will permit entities to treat such modifications as the continuation of the original contract, without any required accounting reassessments or remeasurements. The ASU 2020-4 was effective for the Company beginning on March 12, 2020 and the Company will apply the amendments prospectively through December 31, 2022. There was no impact to the Company’s interim unaudited consolidated financial statements for the six months ended June 30, 2020 as a result of adopting this standard update. Currently, the Company has various contracts that reference LIBOR and is assessing how this standard may be applied to specific contract modifications.

Counterparty risk

A portion of the Company’s revenues is derived from charters to CMA CGM. The Company is consequently dependent on the performance by CMA CGM of its obligations under these charters, which operate in an industry that is subject to volatility.

If CMA CGM ceases doing business or fails to perform its obligations under the charters, the Company’s business, financial position and results of operations would be materially adversely affected as it is probable that, even if the Company was able to find replacement charters, such replacement charters, specifically for the GSL Fleet’s old long term charters, would likely be at significantly lower daily rates and shorter durations. If such events occur, these events may give rise to uncertainty about the Company’s ability to continue as a going concern.

These unaudited consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The interim unaudited consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

Principles of Consolidation

(b)Principles of Consolidation

The accompanying interim unaudited consolidated financial information include the financial statements of the Company and its wholly owned subsidiaries; the Company has no other interests. All significant intercompany balances and transactions have been eliminated in the Company’s interim unaudited consolidated financial statements.

Use of Estimates

(c)Use of estimates

The preparation of interim unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the interim unaudited consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions and/or conditions.

COVID-19 Pandemic: On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) outbreak a pandemic.  Since the beginning of calendar year 2020, the outbreak of COVID-19 that originated in China and that has spread to most developed nations of the world has resulted in the implementation of numerous actions taken by governments and governmental agencies in an attempt to mitigate the spread of the virus, including, among others, quarantines, travel restrictions, and physical distancing requirements. These measures have resulted in a significant reduction in global economic activity and uncertainty in the global financial markets. When these measures and the resulting economic impact will end and the long-term impact of such measures on the global economy cannot be known at this time. A significant reduction in manufacturing and other economic activities has and will continue to have a material and adverse impact on the global production and supply of goods, such as those that that our customers transport on our vessels, which has and may continue to negatively affect the demand for container shipping services, and therefore charter rates and asset values. In addition, the COVID-19 pandemic has caused, and if it continues on a prolonged basis may continue to cause, delayed or extended drydockings and disruptions in our operations from non-availability of staff and materials. The scale and duration, as well as the impact, of these factors, while currently uncertain, could have a material and adverse impact on our operations, earnings, cash flows and financial condition for 2020. Accordingly, an estimate of the impact cannot be made at this time.

Vessels in operation

(d)Vessels in operation

Vessels are generally recorded at their historical cost, which consists of the acquisition price and any material expenses incurred upon acquisition. Vessels acquired in a corporate transaction accounted for as an asset acquisition are stated at the acquisition price, which consists of consideration paid, plus transaction costs less any negative goodwill, if applicable. Vessels acquired in a corporate transaction accounted for as a business combination are recorded at fair value. Vessels acquired as part of the Company’s merger with Marathon Acquisition Corp. in 2008 were accounted for under ASC 805, which required that the vessels be recorded at fair value, less the negative goodwill arising as a result of the accounting for the merger.

Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels. Borrowing costs incurred during the construction of vessels or as part of the prefinancing of the acquisition of vessels are capitalized. There was no capitalized interest for the six months ended June 30, 2020 and for the year ended December 31, 2019.

Vessels are stated less accumulated depreciation and impairment, if applicable. Vessels are depreciated to their estimated residual value using the straight-line method over their estimated useful lives which are reviewed on an ongoing basis to ensure they reflect current technology, service potential and vessel structure. The useful lives are estimated to be 30 years from original delivery by the shipyard.

Management estimates the residual values of the Company’s container vessels based on a scrap value cost of steel times the weight of the vessel noted in lightweight tons (“LWT”). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations, or other reasons. Revision of residual values affects the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Management, after considering current market trends for scrap rates and historical scrap rates of the residual values of the Company’s vessels, estimates scrap value per LWT at a rate of $400.

For any vessel group which is impaired, the impairment charge is recorded against the cost of the vessel and the accumulated depreciation as at the date of impairment is removed from the accounts.

The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the interim unaudited Consolidated Statements of Operations.

Assets Held for Sale

(e)Assets Held for Sale

The Company classifies assets and disposal groups as being held for sale when the following criteria are met: management has committed to a plan to sell the asset (disposal group); the asset (disposal group) is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated; the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. As of June 30, 2020, GSL Matisse and Utrillo were classified as held for sale (see note 3).

Impairment of Long-lived assets

(f)Impairment of Long-lived assets

Tangible fixed assets, such as vessels, are reviewed individually for impairment when events or changes in circumstances indicate that their carrying amounts may not be recoverable. Undiscounted projected operating cash flows are determined for each vessel group, which comprises of the vessel, the unamortized portion of deferred dry-docking related to the vessel and the related carrying value of the intangible asset or liability (if any) with respect to the time charter attached to the vessel at its purchase, if applicable (together the “vessel group”) and compared to the carrying value of the vessel group (step one). Within the shipping industry, vessels can be purchased with a charter attached.

The value of the charter may be favorable or unfavorable when comparing the contracted charter rate to then current market rates. An impairment charge is recognized when the sum of the expected undiscounted future cash flows from the vessel group over its estimated remaining useful life is less than its carrying amount (step one) and is recorded equal to the amount by which the vessel group’s carrying amount exceeds its fair value, including any applicable charter. Fair value is determined with the assistance from valuations obtained from third party independent ship brokers (step two).

The assumptions used involve a considerable degree of estimation. Actual conditions may differ significantly from the assumptions and thus actual cash flows may be significantly different to those estimated with a material effect on the recoverability of each vessel’s carrying amount.

The most significant assumptions made for the determination of expected cash flows are (i) charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean for each vessel thereafter (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry-docking frequency, duration and cost  (v) estimated useful life, which is assessed as a total of 30 years from original delivery by the shipyard and (vi) scrap values.

The Company has recognized an impairment loss of $8,497 for the six months ended June 30, 2020. No impairment loss was recognized for the six months ended June 30, 2019.

Revenue recognition and related expense

(g)Revenue recognition and related expense

The Company charters out its vessels on time charters which involves placing a vessel at a charterer’s disposal for a specified period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Such charters are accounted for as operating leases and therefore revenue is recognized on a straight-line basis as the average revenues over the rental periods of such charter agreements, as service is performed. Cash received in excess of earned revenue is recorded as deferred revenue. If a time charter contains one or more consecutive option periods, then subject to the options being exercisable solely by the Company, the time charter revenue will be recognized on a straight-line basis over the total remaining life of the time charter, including any options which are more likely than not to be exercised. Any difference between the charter rate invoiced and the time charter revenue recognized is classified as, or released from, deferred revenue within the interim unaudited Consolidated Balance Sheets. Revenues are recorded net of address commissions, which represent a discount provided directly to the charterer based on a fixed percentage of the agreed upon charter rate.

Charter revenue received in advance which relates to the period after a balance sheet date is recorded as deferred revenue within current liabilities until the respective charter services are rendered.

Under time charter arrangements the Company, as owner, is responsible for all the operating expenses of the vessels, such as crew costs, insurance, repairs and maintenance, and such costs are expensed as incurred and are included in vessel operating expenses.

Commission paid to brokers to facilitate the agreement of a new charter are included in time charter and voyage expenses as are certain expenses related to a voyage, such as the costs of bunker fuel consumed when a vessel is off-hire or idle.

Fair Value Measurement and Financial Instruments

(h)Fair Value Measurement and Financial Instruments

Financial instruments carried on the balance sheet include cash and cash equivalents, restricted cash, trade receivables and payables, other receivables and other liabilities and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item or included below as applicable.

Fair value measurement: Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

As of March 31, 2020, two of the Company’s vessel groups with a total aggregate carrying amount of $15,585 were written down to their fair value of $8,000 resulting in a non-cash impairment charge of $7,585 which was allocated to the respective vessels’ carrying values (see note 3).

As of June 30, 2020, two of the Company’s vessel groups with a total aggregate carrying amount of $8,008 were written down to their fair value of $7,096 resulting in a non-cash impairment charge of $912 which was allocated to the respective vessels’ carrying values (see note 3).

The estimated fair value, measured on a non-recurring basis, was determined with the assistance of valuations obtained from third party independent ship brokers. Therefore, the Company has categorized the fair value of these vessels as Level 2 in the fair value hierarchy for the periods ended March 31 and June 30, 2020.

Financial Risk Management: The Company activities expose it to a variety of financial risks including fluctuations in, time charter rates, credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit risk: The Company closely monitors its credit exposure to customers and counter-parties for credit risk. The Company has entered into commercial management agreement with Conchart Commercial Inc. (“Conchart”), pursuant to which Conchart has agreed to provide commercial management services to the Company, including the negotiation, on behalf of the Company, vessel employment contracts (see note 5). Conchart has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.

Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable and cash and cash equivalents. The Company does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.

Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances appropriately to meet working capital needs.

Recent accounting pronouncements

(i)Recent accounting pronouncements

The Company does not believe that any recently issued, but not yet effective, accounting pronouncements would have a material impact on its interim unaudited consolidated financial statements.